UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clifford Capital Partners Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 91.39%

Arrangement of Transportation of Freight & Cargo - 5.75%
2,068	C.H. Robinson Worldwide, Inc.	$ 137,150

Beverages - 3.58%
917	PepsiCo., Inc.	85,363

Computer Communications Equipment - 2.23%
2,110	Cisco Systems, Inc.	53,109

Crude Petroleum & Natural Gas - 3.15%
1,104	Devon Energy Corp.	75,271

Electric & Other Services Combined - 4.46%
3,120	Exelon Corp.	106,361

Electromedical & Electrotherapeutic Apparatus - 2.97%
1,143	Medtronic, Inc.	70,809

Fire, Marine & Casualty Insurance - 1.66%
734	American International Group, Inc.	39,651

Measuring & Controlling Devices, NEC - 3.95%
2,857	Landauer, Inc.	94,309

Perfumes, Cosmetics & Other Toilet Preparations - 3.93%
7,451	Avon Products, Inc.	93,882

Petroleum Refining - 1.84%
466	Exxon Mobil Corp.	43,827

Pharmaceutical Preparations - 6.44%
667	Johnson & Johnson	71,096
1,538	Teva Pharmaceutical, Ltd. ADR (Israel)	82,667
		153,763
Radio & TV Broadcasting & Communications Equipment - 3.02%
1,727	Dolby Laboratories, Inc. *	72,171

Retail-Apparel & Accessory Stores - 2.87%
9,115	Tilly's, Inc. *	68,545

Retail-Variety Stores - 6.34%
1,569	Target Corp.	98,345
693	Wal-Mart Stores, Inc.	52,994
		151,339
Semiconductors & Related - 3.03%
1,630	Linear Technology Corp.	72,356

Services-Business Services, NEC - 4.65%
722	EBay, Inc. *	40,887
947	MasterCard, Inc. Class-A	70,002
		110,889
Services-Computer Integrated Systems Design - 4.01%
6,953	Quality Systems, Inc. *	95,743

Services-Consumer Credit Reporting, Collection Agencies - 2.92%
593	Dun & Bradstreet Corp.	69,660

Services-Educational Services - 2.07%
9,713	Career Education Corp. *	49,342

Services-Prepackaged Software - 7.38%
2,767	Conversant, Inc. *	94,770
1,753	Microsoft Corp.	81,269
		176,039
Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 2.80%
799	Procter & Gamble Co.	66,908

State Commercial Banks - 7.39%
2,758	Hancock Holding Co.	88,394
1,293	Northern Trust Co.	87,963
		176,357
Telephone Communications (No Radiotelephone) - 4.94%
3,274	Lumos Network Corp.	53,202
4,390	Orange SA ADR	64,709
		117,911

TOTAL FOR COMMON STOCKS (Cost $2,114,784) - 91.39%		$ 2,180,755

SHORT TERM INVESTMENTS - 9.67%
230,833	Federated Government Obligations Fund - Institutional Class, 0.01%, (Cost $230,833) **	230,833

TOTAL FOR SHORT TERM INVESTMENTS (Cost $230,833) - 9.67%		$ 230,833

TOTAL INVESTMENTS (Cost $2,345,617) - 101.06%		$ 2,411,588

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.06%)		(25,341)

NET ASSETS - 100.00%		$ 2,386,247

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at September 30, 2014
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Clifford Capital Partners Fund
1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,345,617 amounted to $65,971, which consisted of aggregate gross unrealized appreciation of $132,812, and aggregate gross unrealized depreciation of $66,841.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,180,755	$0	$0	$2,180,755
Cash Equivalents	$230,833	$0	$0	$230,833
Total	$2,411,588	$0	$0	$2,411,588

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date November 24, 2014